Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments.
Schedule of Investments

	December 31,
	2023	2024
	RMB	RMB
Equity investments without readily determinable fair values (i)	323,332	157,736
Debt investments (ii)	428,512	283,054
	751,844	440,790
(i)

Equity investments without readily determinable fair values include investment in equity securities of private investee companies over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2023 and 2024, the Group acquired equity interests in a number of privately-held investee companies for a total consideration of RMB68,332 and nil respectively. In 2023, RMB68,000 was reclassified to an available-for-sale debt investment due to the amendment of shareholder agreement which changed the character of investment to a debt investment.

The Group used the measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If the measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.

The Group, with the assistance of an independent valuation expert, assessed for impairment of certain investments as of the balance sheet date and recognized RMB210,813 and RMB166,127 in impairment charges for equity investments without readily determinable fair value for the years ended December 31, 2023 and 2024. The Group’s impairment assessments were triggered as a result of the weak financial performance of certain investees. In the circumstances and as part of management’s assessments, the Group, used unobservable Level 3 inputs including (i) a selection of price-to-sales multiples of comparable companies, (ii) probability of the different scenarios assumed under the equity allocation model and (iii) a discount for lack of marketability, to determine, respective fair values for the investees which were lower than the related carrying values.

(ii)

In 2023, the Group acquired debt investments in several privately-held investee companies for a consideration of RMB80,247 (2024 – nil). Given that those preferred stocks will become redeemable simply by the passage of time and the intention of the Group is to hold and consider a future disposal, the investments are accounted for as available-for-sale debt investments (see Note 2(l)), wherein the investments are carried at fair value with unrealized gains or losses recorded in accumulated other comprehensive income.

For the year ended December 31, 2023, the Group recorded impairment loss of RMB35,811. Considering the prolonged business performance of these investments, the quality of the investments’ credit and other adverse conditions, the Group performed a quantitative assessment with the assistance of an independent appraiser. Based on the assessment, the Group recognized a credit impairment in the aggregated amount of RMB14,987 which was reported in net income, and the fair value change associated with the non-credit losses amounted to RMB20,824, which was reported in other comprehensive income (loss).

For the year ended December 31, 2024, the Group performed both qualitative and quantitative assessment of these investments. Based on the Group’s assessment and with the assistance of an independent appraiser, the Group recognized impairment loss of RMB66,339 in net loss, of which RMB65,260 was due to that the investments’ amortized cost basis exceeding fair values and the Group’s current intention to sell the investments, RMB1,079 was related to a credit loss, and RMB79,119 of impairment loss was recognised in other comprehensive income (loss), due to the fair value change associated with the non-credit losses.